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                  VAN KAMPEN PENNSYLVANIA TAX FREE INCOME FUND

                        SUPPLEMENT DATED MARCH 28, 2002
                   TO THE CLASS A SHARES, CLASS B SHARES AND
                           CLASS C SHARES PROSPECTUS
                             DATED JANUARY 28, 2002

    The Prospectus is hereby supplemented as follows:

        The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES" is hereby amended by deleting Philip B. Rooney, effective March 27, 2002.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   PATF SPT 3/02
                                                                      58 358 558
                                                                        65043SPT